Note 5 - Other Receivables (Tables)	12 Months Ended
Jan. 31, 2015
Other Receivables [Abstract]
Other Receivables [Table Text Block]
	January 31, 2015	January 31, 2014
Net working capital adjustments receivable from acquisitions	372	4,005
Other receivables	2,885	4,440
	3,257	8,445